Loans - Credit Quality Information of Loans Based on MHFG Group's Internal Rating System (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Normal obligors | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	¥ 798,354	¥ 785,194
2019	544,246	588,599
2018	518,662	588,535
2017	526,828	600,179
2016	543,893	741,969
Prior to 2016	4,752,430	4,599,546
Revolving loan	0	0
Total	7,684,413	7,904,022
Normal obligors | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	195,545	431,277
2019	277,015	154,675
2018	111,702	127,379
2017	90,880	88,649
2016	60,919	85,042
Prior to 2016	315,375	317,237
Revolving loan	497,173	526,703
Total	1,548,609	1,730,962
Watch obligors | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	1,512	2,041
2019	1,485	1,075
2018	1,510	1,566
2017	1,939	1,343
2016	1,226	2,127
Prior to 2016	40,243	39,046
Revolving loan	0	0
Total	47,915	47,198
Watch obligors | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	23,586	50,212
2019	34,974	14,288
2018	10,177	10,450
2017	7,995	5,888
2016	4,122	3,713
Prior to 2016	6,388	5,796
Revolving loan	9,491	10,545
Total	96,733	100,892
Non Accrual Loans | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	12,510	20,706
2019	3,132	2,268
2018	802	1,399
2017	1,180	1,421
2016	970	1,640
Prior to 2016	30,598	35,135
Revolving loan	0	0
Total	49,192	62,569
Non Accrual Loans | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	6,932	32,594
2019	7,862	2,086
2018	3,157	1,145
2017	4,253	901
2016	4,076	837
Prior to 2016	22,951	8,780
Revolving loan	12,602	12,557
Total	61,833	58,900
Financing Receivables Not Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	30,801,993	32,546,989
2019	12,276,604	13,017,576
2018	10,120,851	11,493,988
2017	7,631,537	4,770,628
2016	3,494,760	4,060,946
Prior to 2016	11,019,544	9,508,600
Revolving loan	14,945,294	13,182,140
Total	90,290,583	88,580,867
Financing Receivables Not Impaired | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	15,071,530	18,340,767
2019	8,261,149	7,937,280
2018	6,610,993	8,546,670
2017	5,925,471	3,613,978
2016	2,714,739	3,392,467
Prior to 2016	9,735,707	8,293,428
Revolving loan	8,712,068	8,444,369
Total	57,031,657	58,568,959
Financing Receivables Not Impaired | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	15,730,463	14,206,222
2019	4,015,455	5,080,296
2018	3,509,858	2,947,318
2017	1,706,066	1,156,650
2016	780,021	668,479
Prior to 2016	1,283,837	1,215,172
Revolving loan	6,233,226	4,737,771
Total	33,258,926	30,011,908
Financing Receivables Not Impaired | Normal obligors | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	938,534	1,466,468
2019	105,966	80,260
2018	89,385	128,702
2017	108,664	71,943
2016	54,580	75,389
Prior to 2016	351,876	389,777
Revolving loan	1,864	12,615
Total	1,650,869	2,225,154
Financing Receivables Not Impaired | Normal obligors | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	45,825	51,874
2019	23,757	135,135
2018	131,932	241,418
2017	211,445	24,097
2016	3	84,244
Prior to 2016	143,717	60,281
Revolving loan	125,078	162,622
Total	681,757	759,671
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	12,236,438	14,351,596
2019	6,640,211	6,173,182
2018	5,049,408	6,884,219
2017	4,535,083	2,384,565
2016	1,678,591	2,105,541
Prior to 2016	3,378,926	2,256,613
Revolving loan	7,155,041	6,819,851
Total	40,673,698	40,975,567
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	540,315	633,438
2019	396,611	463,744
2018	376,056	397,656
2017	283,061	224,791
2016	170,952	205,687
Prior to 2016	494,420	502,707
Revolving loan	547,726	518,612
Total	2,809,141	2,946,635
Financing Receivables Not Impaired | Normal obligors | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	278,373	96,177
2019	6,856	78,727
2018	33,225	26,569
2017	15,194	157,256
2016	174,298	0
Prior to 2016	3,079	4,474
Revolving loan	74,923	69,320
Total	585,948	432,523
Financing Receivables Not Impaired | Normal obligors | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	1,003,709	1,030,080
2019	254,232	317,635
2018	150,505	275,695
2017	224,571	18,272
2016	12,041	1,497
Prior to 2016	709	3,105
Revolving loan	120,088	25,145
Total	1,765,855	1,671,429
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	14,087,409	12,813,813
2019	3,571,416	4,614,310
2018	3,236,191	2,558,432
2017	1,392,231	922,526
2016	550,082	655,823
Prior to 2016	1,228,924	1,143,658
Revolving loan	5,906,045	4,501,155
Total	29,972,298	27,209,717
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	2,403	2,100
2019	1,774	2,342
2018	1,858	1,468
2017	1,013	1,034
2016	532	1,074
Prior to 2016	3,089	1,401
Revolving loan	15	18
Total	10,684	9,437
Financing Receivables Not Impaired | Watch obligors | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	3,933	4,312
2019	4,205	3,594
2018	859	2,164
2017	366	635
2016	113	31
Prior to 2016	0	0
Revolving loan	0	0
Total	9,476	10,736
Financing Receivables Not Impaired | Watch obligors | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	0	0
2019	0	0
2018	0	0
2017	0	0
2016	0	0
Prior to 2016	0	0
Revolving loan	0	0
Total	0	0
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	145,167	151,406
2019	69,404	86,390
2018	71,937	86,199
2017	66,122	61,785
2016	40,205	40,907
Prior to 2016	50,499	35,681
Revolving loan	127,319	128,363
Total	570,653	590,731
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	44,488	62,300
2019	31,196	24,245
2018	29,597	30,007
2017	31,919	13,547
2016	12,231	13,536
Prior to 2016	32,511	24,430
Revolving loan	25,277	29,041
Total	207,219	197,106
Financing Receivables Not Impaired | Watch obligors | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	0	0
2019	0	0
2018	0	0
2017	0	0
2016	0	0
Prior to 2016	0	20,118
Revolving loan	0	0
Total	0	20,118
Financing Receivables Not Impaired | Watch obligors | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	5,544	6,341
2019	0	0
2018	0	78
2017	0	0
2016	0	4,774
Prior to 2016	0	0
Revolving loan	0	0
Total	5,544	11,193
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	316,387	196,054
2019	179,555	36,915
2018	73,656	72,529
2017	55,876	54,514
2016	28,325	894
Prior to 2016	25,384	25,009
Revolving loan	122,410	127,553
Total	801,593	513,468
Financing Receivables Not Impaired | Watch obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	0	0
2019	0	0
2018	37	0
2017	0	14
2016	0	0
Prior to 2016	13	13
Revolving loan	0	0
Total	50	27
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	0	0
2019	0	0
2018	0	0
2017	0	0
2016	0	0
Prior to 2016	0	0
Revolving loan	0	0
Total	0	0
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	0	0
2019	0	0
2018	0	0
2017	0	0
2016	0	0
Prior to 2016	0	0
Revolving loan	0	0
Total	0	0
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	60,525	219,111
2019	100,975	196,945
2018	201,375	38,490
2017	44,919	129,066
2016	135,777	28,650
Prior to 2016	77,602	9,547
Revolving loan	178,416	194,607
Total	799,589	816,416
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	17,866	78,238
2019	20,110	10,794
2018	14,434	7,341
2017	10,817	5,168
2016	7,081	3,154
Prior to 2016	38,171	8,852
Revolving loan	32,081	28,853
Total	140,560	142,400
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	0	0
2019	0	710
2018	643	0
2017	0	0
2016	0	0
Prior to 2016	0	0
Revolving loan	0	0
Total	643	710
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	837	0
2019	0	0
2018	0	0
2017	0	0
2016	0	0
Prior to 2016	0	0
Revolving loan	0	0
Total	837	0
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	35,801	61,657
2019	1,622	29,657
2018	13,743	12,547
2017	17,181	3,034
2016	14,743	4,417
Prior to 2016	22,639	17,394
Revolving loan	9,745	14,580
Total	115,474	143,286
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2020	0	0
2019	0	0
2018	0	0
2017	0	0
2016	0	0
Prior to 2016	0	0
Revolving loan	0	0
Total	¥ 0	¥ 0